Note 4 - Inventory and Work in Process (Details) - Inventory	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Inventory [Line Items]
Work in process	¥ 17,374,889	$ 2,682,221	¥ 16,794,736
Inventory provision	(4,240,846)	(654,674)	(4,356,091)	$ (672,465)	¥ (3,415,570)	¥ (2,467,133)
Total inventories, net	15,370,905	2,372,859	14,560,195
Hardware and Software Held for Resale [Member]
Inventory [Line Items]
Purchased hardware and software held for resale	¥ 2,236,862	$ 345,312	¥ 2,121,550